Financing (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Debt Disclosure [Abstract]
Outstanding Debt

Outstanding debt consisted of the following:

	As of March 31, 2014	As of June 30, 2013
Short-term debt
Notes payable—equipment	$14	$76
Current maturities of long-term debt	—	3,250
Long-term debt
Notes payable—equipment	—	—
Term loan	—	—
Previous term loan	—	20,263

	14	23,589
Less current maturities	(14)	(3,326)

Total debt less current maturities	$—	$20,263

Outstanding debt consisted of the following:

	As of June 30,
	2012	2013
Short-term debt
Notes payable—equipment	$173	$76
Current maturities of long-term debt	4,987	3,250
Long-term debt
Notes payable—equipment	76	—
Term loan	—	—
Previous term loan	—	20,263
Previous term loan	16,007	—

	21,243	23,589
Less current maturities	(5,160)	(3,326)

Total debt less current maturities	$16,083	$20,263

Aggregate Annual Maturities on Line of Credit and Term Loan	The aggregate annual maturities on the line of credit and term loan were as follows:

Years Ending June 30,	As of June 30, 2013
2014	$3,326
2015	5,700
2016	5,700
2017	8,863
2018	—

$23,589